Asset Impairment, Restructuring, and Other Special Charges (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Schedule of Other Operating Cost and Expense, by Component
The components of the charges included in asset impairment, restructuring, and other special charges in our consolidated statements of operations are described below:

	2018	2017	2016
Severance	$127.8	$601.0	$85.9
Pension and post-retirement medical charges associated with U.S. voluntary early retirement program (see Note 14)	—	446.7	—
Asset impairment (gains from facility sales) and other special charges	139.1	283.9	(13.0)
Total asset impairment, restructuring, and other special charges	$266.9	$1,331.6	$72.9